Shareholders' Equity - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A ordinary shares
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	3,266,381	2,959,782
Common stock, share issued	3,266,381	2,959,782
Ordinary shares subject to possible redemption (in Dollars)	$ 21,733,619	$ 22,040,218
Class B ordinary shares
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	6,250,000	6,250,000
Common stock, share issued	6,250,000	6,250,000
Founder shares converted basis percentage	20.00%	20.00%